ORGANIZATION AND BUSINESS (Details) $ in Thousands	1 Months Ended		12 Months Ended
	Oct. 31, 2017 USD ($) vessel shares	Mar. 31, 2017 USD ($) vessel shares	Dec. 31, 2018 USD ($) subsidiary vessel	Dec. 31, 2017 USD ($) vessel shares	Dec. 31, 2016 USD ($)	Mar. 31, 2015 company
Business background [Line Items]
Number of companies involved in the merger | company						2
Number of vessels acquired		16		16
Consideration shares issued (in shares) | shares		17,800,000		17,800,000
Debt assumed | $		$ 285,200		$ 285,200
Consideration paid | $			$ 10,381	$ 7,418	$ 194
Number of vessel types			4
Number of owned vessels			67
Number of vessels chartered-In			10
Number of vessels under operating lease from third parties			1	1
Number of vessels leased out under capital leases to third parties			1	1
Number of subsidiaries | subsidiary			1
Quintana Vessels [Member]
Business background [Line Items]
Number of vessels acquired				14
Hemen Holdings Ltd [Member]
Business background [Line Items]
Number of vessels acquired			1	3
Ship Finance International Ltd [Member]
Business background [Line Items]
Number of vessels under operating lease from third parties			8	8
Panamax Vessel [Member] | Hemen Holdings Ltd [Member]
Business background [Line Items]
Number of vessels acquired				2
Quintana Vessels [Member]
Business background [Line Items]
Number of vessels acquired				14
Capesize Vessels [Member] | Hemen Holdings Ltd [Member]
Business background [Line Items]
Number of vessels acquired	2			2
Consideration shares issued (in shares) | shares	4,000,000			4,000,000
Debt assumed | $				$ 43,000
Consideration | $	$ 86,000			86,000
Consideration paid | $				$ 9,000